Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALAMOS INVESTMENT TRUST/IL
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CALAMOS INVESTMENT TRUST

Supplement dated July 21, 2020 to the

CALAMOS® FAMILY OF FUNDS

Summary Prospectus of Calamos Evolving World Growth Fund, dated February 28, 2020, and the

Prospectus and Statement of Additional Information,

each dated February 28, 2020, as amended April 1, 2020, April 30, 2020, and June 5, 2020

Effective August 1, 2020, the table under the section “Fees and Expenses of the Fund” in the Summary Prospectus and on page 68 of the Prospectus is hereby deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS C	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS C	CLASS I
Management Fees	1.10%	1.10%	1.10%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	None
Other Expenses	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	1.64%	2.39%	1.39%
Expense Reimbursement[1]	(0.34)%	(0.34)%	(0.34)%
Total Annual Fund Operating Expenses After Reimbursement	1.30%	2.05%	1.05%

1
The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2022 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.30%, 2.05%, and 1.05% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund’s expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Effective August 1, 2020, the section titled “Example” in the Summary Prospectus and beginning on page 68 of the Prospectus is hereby deleted and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through March 1, 2022 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	601	917	1,275	2,282

Class C	308	693	1,226	2,684

Class I	107	386	708	1,621

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	601	917	1,275	2,282

Class C	208	693	1,226	2,684

Class I	107	386	708	1,621

Calamos Evolving World Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CALAMOS INVESTMENT TRUST

Supplement dated July 21, 2020 to the

CALAMOS® FAMILY OF FUNDS

Summary Prospectus of Calamos Evolving World Growth Fund, dated February 28, 2020, and the

Prospectus and Statement of Additional Information,

each dated February 28, 2020, as amended April 1, 2020, April 30, 2020, and June 5, 2020

Effective August 1, 2020, the table under the section “Fees and Expenses of the Fund” in the Summary Prospectus and on page 68 of the Prospectus is hereby deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS C	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS C	CLASS I
Management Fees	1.10%	1.10%	1.10%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	None
Other Expenses	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	1.64%	2.39%	1.39%
Expense Reimbursement[1]	(0.34)%	(0.34)%	(0.34)%
Total Annual Fund Operating Expenses After Reimbursement	1.30%	2.05%	1.05%

1
The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2022 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.30%, 2.05%, and 1.05% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund’s expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Effective August 1, 2020, the section titled “Example” in the Summary Prospectus and beginning on page 68 of the Prospectus is hereby deleted and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through March 1, 2022 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	601	917	1,275	2,282

Class C	308	693	1,226	2,684

Class I	107	386	708	1,621

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	601	917	1,275	2,282

Class C	208	693	1,226	2,684

Class I	107	386	708	1,621

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through March 1, 2022 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	You would pay the following expenses if you redeemed your shares at the end of the period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Calamos Evolving World Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1]
Total Annual Fund Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.30%
One Year	rr_ExpenseExampleYear01	$ 601
Three Years	rr_ExpenseExampleYear03	917
Five Years	rr_ExpenseExampleYear05	1,275
Ten Years	rr_ExpenseExampleYear10	2,282
One Year	rr_ExpenseExampleNoRedemptionYear01	601
Three Years	rr_ExpenseExampleNoRedemptionYear03	917
Five Years	rr_ExpenseExampleNoRedemptionYear05	1,275
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,282
Calamos Evolving World Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1]
Total Annual Fund Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	2.05%
One Year	rr_ExpenseExampleYear01	$ 308
Three Years	rr_ExpenseExampleYear03	693
Five Years	rr_ExpenseExampleYear05	1,226
Ten Years	rr_ExpenseExampleYear10	2,684
One Year	rr_ExpenseExampleNoRedemptionYear01	208
Three Years	rr_ExpenseExampleNoRedemptionYear03	693
Five Years	rr_ExpenseExampleNoRedemptionYear05	1,226
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,684
Calamos Evolving World Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1]
Total Annual Fund Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.05%
One Year	rr_ExpenseExampleYear01	$ 107
Three Years	rr_ExpenseExampleYear03	386
Five Years	rr_ExpenseExampleYear05	708
Ten Years	rr_ExpenseExampleYear10	1,621
One Year	rr_ExpenseExampleNoRedemptionYear01	107
Three Years	rr_ExpenseExampleNoRedemptionYear03	386
Five Years	rr_ExpenseExampleNoRedemptionYear05	708
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,621

[1]	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2022 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.30%, 2.05%, and 1.05% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund’s expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.